Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 5%:
Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Schedule of Revenue by Major Revenue	The following table presents revenue by major revenue type for the six months ended June 30, 2024 and 2023, respectively:
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Mold production	$3,312,007	$3,093,511
Mold repair	518,300	489,465
Machining services	816,082	84,912
Total	$4,646,389	$3,667,888

Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):
	June 30,	December 31,	Six months ended June 30,
	2024	2023	2024	2023
Foreign currency
RMB:1USD	7.1268	7.0827	7.1051	6.9291